+TYPE       13F-HR
PERIOD     09/30/12
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, November 14, 2012

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:	     $564,481
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared   None
AMERICAN RLTY CAP TR INC       COM              02917L101    34633  2950000  SH       Defined           2950000
AUTHENTEC INC                  COM              052660107    17943  2238704  SH       Defined           2238704
BP PLC                         SPONSORED ADR    055622104    69542  1641682  SH       Defined           1641682
CALPINE CORPORATION            COM NEW          131347304     7785   450000  SH       Defined            450000
CHEMTURA CORP                  COM NEW          163893209     1033    60000  SH       Defined             60000
CLINICAL DATA - FRX-CVR        SPONSORED ADR    187CVR980      190   200000  SH       Defined            200000
COOPER INDUSTRIES PLC          SHS              G24140108    25520   340000  SH       Defined            340000
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    16725   500000  SH       Defined            500000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     7981   176576  SH       Defined            176576
FLAGSTONE REINSURANCE HOLDIN   COM              L3466T104     4347   506000  SH       Defined            506000
GENERAL GROWTH PPTYS INC NEW   COM              370023103    33116  1700000  SH       Defined           1700000
GEO GROUP INC                  COM              36159R103    55340  2000000  SH       Defined           2000000
HARVEST NATURAL RESOURCES IN   COM              41754V103    32230  3613200  SH       Defined           3613200
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    14417  1050000  SH       Defined           1050000
IRON MTN INC                   COM              462846106    10233   300000  SH       Defined            300000
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    28871   581600  SH       Defined            581600
NRG ENERGY INC                 COM NEW          629377508     8556   400000  SH       Defined            400000
PHARMATHENE INC                COM              71714G102      590   500000  SH       Defined            500000
PLX TECHNOLOGY INC             COM              693417107     5128   891758  SH       Defined            891758
SANOFI                         RIGHT 12/31/2020 80105n113     5088  3028389  SH       Defined           3028389
SIGA TECHNOLOGIES INC          COM              826917106     5739  1793350  SH       Defined           1793350
SUNCOKE ENERGY INC             COM              86722A103    31417  1948942  SH       Defined           1948942
SUNOCO INC                     COM              86764P109    26728   570750  SH       Defined            570750
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     3956   293039  SH       Defined            293039
YAHOO INC                      COM              984332106    23164  1450000  SH       Defined           1450000
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100      975    75000  SH       Defined             75000
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119     3710  3533758  SH       Defined           3533758
BP PLC                         SPONSORED ADR    055622104    16944   400000  SH  CALL Defined            400000
MCMORAN XPLORATION CO          COM              582411104      118    10000  SH  CALL Defined             10000
REALTY INCOME CORP             COM              756109104    13665   334200  SH  CALL Defined            334200
SANOFI                         RIGHT 12/31/2020 80105n113       29    17100  SH  CALL Defined             17100
SUNOCO INC                     COM              86764P109    10209   218000  SH  CALL Defined            218000
SUNCOKE ENERGY INC             COM              86722A103     2418   150000  SH  CALL Defined            150000
EATON CORP                     COM              278058102    26440   564000  SH  PUT  Defined            564000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     5487   121400  SH  PUT  Defined            121400
WALGREEN CO                    COM              931422109    14576   400000  SH  PUT  Defined            400000